UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2006 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Chief Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        March 13, 2001
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      87
Form 13F Information Table Value Total:      $119,958

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      891    11969 SH       SOLE                                      11969
Abbott Laboratories            COM              002824100      830    17100 SH       SOLE                                      17100
Adobe Systems Inc              COM              00724F101     2808    74949 SH       SOLE                                      74949
Aflac                          COM              001055102     1989    43471 SH       SOLE                                      43471
American Superconductor Corp   COM              030111108      109    11800 SH       SOLE                                      11800
Amgen Inc.                     COM              031162100     2476    34617 SH       SOLE                                      34617
Apache Corporation             COM              037411105     1211    19160 SH       SOLE                                      19160
Aptargroup Inc                 COM              038336103      275     5404 SH       SOLE                                       5404
Automatic Data Proc            COM              053015103     1592    33639 SH       SOLE                                      33639
BP PLC Spons Adr               COM              055622104     1945    29652 SH       SOLE                                      29652
BankAmerica Corp               COM              060505104     1749    32644 SH       SOLE                                      32644
Becton Dickinson & Co          COM              075887109     1425    20157 SH       SOLE                                      20157
Bed Bath & Beyond              COM              075896100      847    22127 SH       SOLE                                      22127
C H Robinson Worldwide Inc New COM              12541W209      799    17914 SH       SOLE                                      17914
Canon Inc. Adr                 COM              138006309     2270    43409 SH       SOLE                                      43409
Cheesecake Factory             COM              163072101      448    16465 SH       SOLE                                      16465
Cincinnati Finl Corp           COM              172062101      739    15362 SH       SOLE                                      15362
Clarcor Inc                    COM              179895107     1127    36951 SH       SOLE                                      36951
Cognizant Tech                 COM              192446102      733     9905 SH       SOLE                                       9905
Comcast Corp New Cl A          COM              20030N101      228     6181 SH       SOLE                                       6181
Danaher Corp                   COM              235851102     1498    21812 SH       SOLE                                      21812
Dentsply Intl                  COM              249030107      821    27275 SH       SOLE                                      27275
Dover Corp                     COM              260003108      427     9000 SH       SOLE                                       9000
Eaton Vance                    COM              278265103      320    11088 SH       SOLE                                      11088
Ecolab                         COM              278865100     2329    54400 SH       SOLE                                      54400
Emerson Electric Co            COM              291011104     2981    35553 SH       SOLE                                      35553
Expeditors Int'l Wash          COM              302130109     2619    58754 SH       SOLE                                      58754
Exxon Mobil Corp               COM              30231G102     3520    52457 SH       SOLE                                      52457
FPL Group                      COM              302571104      230     5105 SH       SOLE                                       5105
Fair Isaac & Co.               COM              303250104     1498    40950 SH       SOLE                                      40950
Fastenal Co                    COM              311900104     2058    53336 SH       SOLE                                      53336
First Data                     COM              319963104      398     9481 SH       SOLE                                       9481
Fiserv Inc.                    COM              337738108     2625    55736 SH       SOLE                                      55736
Florida Rock Industries        COM              341140101      388    10020 SH       SOLE                                      10020
Franklin Elec                  COM              353514102      543    10221 SH       SOLE                                      10221
Garmin Ltd                     COM              G37260109      849    17395 SH       SOLE                                      17395
General Electric Co            COM              369604103      668    18925 SH       SOLE                                      18925
Graco Inc                      COM              384109104     1645    42120 SH       SOLE                                      42120
Grainger (WW) Inc              COM              384802104     1332    19868 SH       SOLE                                      19868
Home Depot                     COM              437076102      870    23991 SH       SOLE                                      23991
Idexx Labs                     COM              45168D104     1909    20946 SH       SOLE                                      20946
Illinois Tool Works            COM              452308109     2741    61055 SH       SOLE                                      61055
Infosys Tech Adr               COM              456788108      663    13900 SH       SOLE                                      13900
Iron Mountain Inc PA           COM              462846106      332     7737 SH       SOLE                                       7737
Johnson & Johnson              COM              478160104     3803    58566 SH       SOLE                                      58566
Johnson Controls               COM              478366107     1794    25007 SH       SOLE                                      25007
Kimco Realty Corp              COM              49446R109     1668    38902 SH       SOLE                                      38902
Kinder Morgan Energy Ptnrs LP  COM              494550106      233     5311 SH       SOLE                                       5311
Linear Technology Corp         COM              535678106      642    20619 SH       SOLE                                      20619
Lowes Cos Inc                  COM              548661107     1483    52847 SH       SOLE                                      52847
Marshall & Ilsley Corp         COM              571834100     2106    43720 SH       SOLE                                      43720
McCormick & Co                 COM              579780206     1905    50159 SH       SOLE                                      50159
McGraw-Hill Inc                COM              580645109     2240    38600 SH       SOLE                                      38600
Medtronic Inc                  COM              585055106      491    10582 SH       SOLE                                      10582
Microchip Technology           COM              595017104      829    25574 SH       SOLE                                      25574
Microsoft Corp                 COM              594918104     1261    46096 SH       SOLE                                      46096
O'Reilly Automotive            COM              686091109     1075    32360 SH       SOLE                                      32360
Omnicom Group                  COM              681919106     2407    25712 SH       SOLE                                      25712
Patterson Companies, Inc.      COM              703395103      391    11642 SH       SOLE                                      11642
Paychex Inc                    COM              704326107     1485    40311 SH       SOLE                                      40311
Praxair Inc                    COM              74005P104     1614    27275 SH       SOLE                                      27275
Procter & Gamble Co            COM              742718109     2835    45742 SH       SOLE                                      45742
Prologis Tr                    COM              743410102      848    14856 SH       SOLE                                      14856
Qualcomm Inc                   COM              747525103     1325    36452 SH       SOLE                                      36452
RPM Inc                        COM              749685103      482    25359 SH       SOLE                                      25359
Resmed Inc                     COM              761152107     1293    32136 SH       SOLE                                      32136
Roper Inds Inc New Com         COM              776696106      655    14649 SH       SOLE                                      14649
SLM Corp                       COM              78442P106     1853    35652 SH       SOLE                                      35652
Sigma-Aldrich Corp             COM              826552101     3430    45329 SH       SOLE                                      45329
Staples Inc                    COM              855030102     2602   106966 SH       SOLE                                     106966
Starbucks Corp                 COM              855244109     1892    55578 SH       SOLE                                      55578
Stericycle Inc                 COM              858912108     1126    16129 SH       SOLE                                      16129
Stryker Corp                   COM              863667101     2654    53511 SH       SOLE                                      53511
SunTrust Banks Inc             COM              867914103     1256    16250 SH       SOLE                                      16250
Toro Co                        COM              891092108      838    19878 SH       SOLE                                      19878
Trimble Navigation Ltd         COM              896239100      506    10740 SH       SOLE                                      10740
United Technologies            COM              913017109     2685    42390 SH       SOLE                                      42390
Valspar Corp                   COM              920355104     1721    64715 SH       SOLE                                      64715
Varian Med Systems             COM              92220P105     1226    22956 SH       SOLE                                      22956
Vornado Realty Trust           COM              929042109      382     3506 SH       SOLE                                       3506
WGL Holdings Inc.              COM              92924f106      241     7678 SH       SOLE                                       7678
Walgreen Co                    COM              931422109     2936    66152 SH       SOLE                                      66152
Weingarten Rlty Inv            COM              948741103      457    10632 SH       SOLE                                      10632
Whole Foods Market             COM              966837106     1376    23156 SH       SOLE                                      23156
Wrigley (Wm) Jr.               COM              982526105     1182    25672 SH       SOLE                                      25672
Zimmer Holdings Inc            COM              98956P102      624     9249 SH       SOLE                                       9249
Dodge & Cox Stock                               256219106      349 2315.368 SH       SOLE                                   2315.368